Note 23 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
23.	Impact of recently issued accounting standards

On January 1, 2013, the Company adopted updated guidance issued by the Financial Accounting Standards Board (“FASB”) on comprehensive income (ASU 2013-02). This update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The guidance did not have a material impact on the Company’s results of operations, financial position or disclosure.

In July 2013, the FASB issued updated guidance on the presentation of unrecognized tax benefits (ASU 2013-11).  This update provides explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carry-forward, a similar tax loss, or a tax credit carry-forward exists. The updated guidance is expected to reduce diversity in practice by providing guidance on the presentation of unrecognized tax benefits and will better reflect the manner in which an entity would settle at the reporting date any additional income taxes that would result from the disallowance of a tax position when net operating loss carry-forwards, similar tax losses, or tax credit carry-forwards exist. The amendments in this update should be applied prospectively to all unrecognized tax benefits that existed at the effective date, which for the Company is January 1, 2014. The Company is currently evaluating the impact, if any, of this guidance on its results of operations, financial position and disclosure.